Acquisition of subsidiaries - Fair value of identifiable assets and liabilities (Details) - BRL (R$) R$ in Thousands						12 Months Ended
	Apr. 06, 2022	Jan. 07, 2022	Oct. 28, 2021	Sep. 02, 2021	Aug. 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Nov. 30, 2023	Jul. 31, 2023	May 31, 2023	Feb. 27, 2023	Nov. 30, 2022	Aug. 31, 2022	Aug. 04, 2022	Jul. 29, 2022
Assets
Cash equivalents						R$ 23,487	R$ 71,994	R$ 133,806
Trade receivables						93,255	203,871	310,955
Inventories						91,161	214,724	212,513
Other assets						24,252	63,839	51,341
Property, plant and equipment						3,360	8,525	32,738
Intangible assets						45,497	33,477	54,686
Identifiable assets acquired						281,012	596,430	796,039
Liabilities
Trade payables						135,435	229,963	294,536
Borrowings						61,793	25,756	85,097
Advances from customers						42,020
Provision for contingencies							10,245	11,362
Other liabilities						14,427	114,089	68,753
Liabilities assumed on acquisition						253,675	380,053	459,748
Total identifiable net assets at fair value						27,337	216,376	336,291				R$ (574,059)
Non-controlling interests						(2,007)	(14,389)	(62,746)
Goodwill arising on acquisition						122,641	100,481	71,348
Gain on bargain purchase						0	0	(18,295)
Consideration transferred						151,985	302,468	326,598
Cash paid						87,112	127,547	206,672
Shares issued							12,296	30,307
Payable in installments						R$ 64,873	R$ 162,625	R$ 89,619
Referência Agroinsumos
Assets
Cash equivalents										R$ 8,135
Trade receivables										31,464
Inventories										43,680
Other assets										11,473
Property, plant and equipment										1,556
Intangible assets										30,494
Identifiable assets acquired										126,802
Liabilities
Trade payables										56,137
Borrowings										32,429
Advances from customers										40,757
Other liabilities										4,168
Liabilities assumed on acquisition										133,491
Total identifiable net assets at fair value										(6,689)
Non-controlling interests										(2,007)
Goodwill arising on acquisition										106,794
Consideration transferred										102,112
Cash paid										67,112
Payable in installments										R$ 35,000
CORAM
Assets
Cash equivalents									R$ 15,352
Trade receivables									61,791
Inventories									47,481
Other assets									12,779
Property, plant and equipment									1,804
Intangible assets									15,003
Identifiable assets acquired									154,210
Liabilities
Trade payables									79,298
Borrowings									29,364
Advances from customers									1,263
Other liabilities									10,259
Liabilities assumed on acquisition									120,184
Total identifiable net assets at fair value									34,026
Non-controlling interests									0
Goodwill arising on acquisition									15,847
Consideration transferred									49,873
Cash paid									20,000
Payable in installments									R$ 29,873
Floema
Assets
Cash equivalents															R$ 24,167
Trade receivables															19,892
Inventories															52,133
Other assets															11,739
Property, plant and equipment															1,152
Intangible assets															14,879
Identifiable assets acquired															123,962
Liabilities
Trade payables															88,902
Borrowings															0
Provision for contingencies															0
Other liabilities															1,543
Liabilities assumed on acquisition															90,445
Total identifiable net assets at fair value															33,517
Non-controlling interests
Goodwill arising on acquisition															25,796
Consideration transferred															59,313
Cash paid															25,294
Shares issued															12,296
Payable in installments															R$ 21,723
Casa Trevo
Assets
Cash equivalents														R$ 12,306
Trade receivables														32,106
Inventories														61,734
Other assets														4,750
Property, plant and equipment														867
Intangible assets														1,676
Identifiable assets acquired														113,439
Liabilities
Trade payables														48,070
Borrowings														0
Provision for contingencies														10,245
Other liabilities														13,659
Liabilities assumed on acquisition														71,974
Total identifiable net assets at fair value														41,465
Non-controlling interests														(6,220)
Goodwill arising on acquisition														9,625
Consideration transferred														44,870
Cash paid														23,619
Shares issued														0
Payable in installments														R$ 21,251
Provecampo
Assets
Cash equivalents																R$ 10,479
Trade receivables																7,499
Inventories																11,320
Other assets																23
Property, plant and equipment																983
Intangible assets																12,117
Identifiable assets acquired																42,421
Liabilities
Trade payables																10,980
Borrowings																0
Provision for contingencies																0
Other liabilities																6,910
Liabilities assumed on acquisition																17,890
Total identifiable net assets at fair value																24,531
Non-controlling interests																0
Goodwill arising on acquisition																2,010
Consideration transferred																26,541
Cash paid																17,682
Shares issued																0
Payable in installments																R$ 8,859
Sollo Sul and Dissul
Assets
Cash equivalents													R$ 16,307
Trade receivables													132,467
Inventories													84,226
Other assets													46,663
Property, plant and equipment													2,372
Intangible assets													2,083
Identifiable assets acquired													284,118
Liabilities
Trade payables													80,811
Borrowings													25,756
Provision for contingencies													0
Other liabilities													87,921
Liabilities assumed on acquisition													194,488
Total identifiable net assets at fair value													89,630
Non-controlling interests													0
Goodwill arising on acquisition													57,719
Consideration transferred													147,349
Cash paid													52,832
Shares issued													0
Payable in installments													R$ 94,517
Cromo
Assets
Cash equivalents											R$ 8,735
Trade receivables											11,907
Inventories											5,311
Other assets											664
Property, plant and equipment											3,151
Intangible assets											2,722
Identifiable assets acquired											32,490
Liabilities
Trade payables											1,200
Borrowings											0
Provision for contingencies											0
Other liabilities											4,056
Liabilities assumed on acquisition											5,256
Total identifiable net assets at fair value											27,233
Non-controlling interests											(8,169)
Goodwill arising on acquisition											5,331
Consideration transferred											24,395
Cash paid											8,120
Shares issued											0
Payable in installments											R$ 16,275
Produtiva
Assets
Cash equivalents				R$ 53,699
Trade receivables				27,610
Inventories				46,261
Other assets				8,472
Property, plant and equipment				1,223
Intangible assets				26,074
Identifiable assets acquired				163,339
Liabilities
Trade payables				77,063
Borrowings				0
Provision for contingencies				0
Other liabilities				8,898
Liabilities assumed on acquisition				85,961
Total identifiable net assets at fair value				77,378
Non-controlling interests				0
Goodwill arising on acquisition				9,491
Gain on bargain purchase				0
Consideration transferred				86,869
Cash paid				36,385
Shares issued				22,500
Payable in installments				R$ 27,984
Cenagro
Assets
Cash equivalents					R$ 2,142
Trade receivables					11,792
Inventories					22,670
Other assets					12,225
Property, plant and equipment					1,266
Intangible assets					2,602
Identifiable assets acquired					52,697
Liabilities
Trade payables					17,008
Borrowings					3,045
Provision for contingencies					0
Other liabilities					18,410
Liabilities assumed on acquisition					38,463
Total identifiable net assets at fair value					14,234
Non-controlling interests					(2,847)
Goodwill arising on acquisition					11,468
Gain on bargain purchase					0
Consideration transferred					22,855
Cash paid					16,724
Shares issued					0
Payable in installments					6,131
Cenagral
Assets
Cash equivalents					1,064
Trade receivables					7,492
Inventories					5,833
Other assets					1,023
Property, plant and equipment					363
Intangible assets					7,437
Identifiable assets acquired					23,212
Liabilities
Trade payables					2,097
Borrowings					0
Provision for contingencies					0
Other liabilities					5,750
Liabilities assumed on acquisition					7,847
Total identifiable net assets at fair value					15,365
Non-controlling interests					(3,073)
Goodwill arising on acquisition					9,003
Gain on bargain purchase					0
Consideration transferred					21,295
Cash paid					15,376
Shares issued					0
Payable in installments					R$ 5,919
Union Agro
Assets
Cash equivalents			R$ 66,256
Trade receivables			117,882
Inventories			42,435
Other assets			4,524
Property, plant and equipment			26,659
Intangible assets			8,293
Identifiable assets acquired			266,049
Liabilities
Trade payables			24,750
Borrowings			25,157
Provision for contingencies			11,362
Other liabilities			9,923
Liabilities assumed on acquisition			71,192
Total identifiable net assets at fair value			194,857
Non-controlling interests			(52,611)
Goodwill arising on acquisition			0
Gain on bargain purchase			(18,295)
Consideration transferred			123,951
Cash paid			103,800
Shares issued			0
Payable in installments			R$ 20,151
Agrozap
Assets
Cash equivalents		R$ 9,028
Trade receivables		98,201
Inventories		85,683
Other assets		22,204
Property, plant and equipment		2,642
Intangible assets		6,015
Identifiable assets acquired		223,773
Liabilities
Trade payables		136,086
Borrowings		50,701
Provision for contingencies		0
Other liabilities		25,029
Liabilities assumed on acquisition		211,816
Total identifiable net assets at fair value		11,957
Non-controlling interests		(4,215)
Goodwill arising on acquisition		33,218
Gain on bargain purchase		0
Consideration transferred		40,960
Cash paid		18,813
Shares issued		0
Payable in installments		R$ 22,147
Nova Geração
Assets
Cash equivalents	R$ 1,617
Trade receivables	47,978
Inventories	9,631
Other assets	2,893
Property, plant and equipment	585
Intangible assets	4,265
Identifiable assets acquired	66,969
Liabilities
Trade payables	37,532
Borrowings	6,194
Provision for contingencies
Other liabilities	743
Liabilities assumed on acquisition	44,469
Total identifiable net assets at fair value	22,500
Non-controlling interests	0
Goodwill arising on acquisition	8,168
Gain on bargain purchase
Consideration transferred	30,668
Cash paid	15,574
Shares issued	7,807
Payable in installments	R$ 7,287